Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net cash (used in) provided by operating activities	$ (7,207,185)	$ 7,277,110
Cash flows from investing activities:
Purchase of property and equipment	(485)	(389,506)
Loans to third parties		(1,236,742)
Advances to related parties		(1,885,736)
Collection of advances from related parties	18,311	1,736,970
Net cash provided by (used in) investing activities	17,826	(1,775,014)
Cash flows from financing activities:
Proceeds from short-term borrowings	23,750,135	40,465,351
Repayments of short-term borrowings	(18,978,992)	(46,111,031)
Borrowings from related parties	9,486,075	5,835,307
Repayment of short-term borrowings to related parties	(12,910,199)	(4,212,145)
Borrowings from a third party	2,180,694
Payment to repurchase of Class B ordinary shares	(865,500)
Payments of dividends to shareholders	(57,552)	(57,402)
Payment of offering costs		(1,107,564)
Net cash provided by (used in) financing activities	2,604,661	(5,187,484)
Effect of exchange rate changes on cash and cash equivalents	310,796	61,347
Net (decrease) increase in cash and cash equivalents	(4,273,902)	375,959
Cash and cash equivalents at beginning of period	13,328,156	5,773,380
Cash and cash equivalents at end of period	9,054,254	6,149,339
Supplemental cash flow information
Cash paid for interest expense	167,260	711,891
Cash paid for income tax	2,224,752	143,197
Noncash financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		2,480,506
Accretion of convertible redeemable preferred shares		$ 120,000